BORROWINGS 2 (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of borrowings

	As of December 31,
	2018	2017

Current
Bank and financial institutions (note 26)	—	6,011
TOTAL	—	6,011

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2018	2017

Banco Santander Rio (Argentina)	—	4
HSBC Bank and Citibank - Syndicated loan (United States)	—	6,007
TOTAL	—	6,011
Movements in borrowings are analyzed as follows:

	As of December 31,
	2018	2017	2016

Balance at the beginning of year	6,011	217	548
Borrowings related to business combination (note 24)	—	—	250
Proceeds from new borrowings (1)	—	22,000	—
Payment of borrowings	(6,163)	(16,293)	(584)
Accrued interest	152	95	41
Foreign exchange	—	(8)	(38)
TOTAL	—	6,011	217

(1) The Company, through its Argentine subsidiary, Sistemas Globales S.A. and IAFH Global S.A., entered into 6 loan agreements with Santander Rio for a total amount of $16,000. These loans matured before December 31, 2017. On December 19, 2017, Globant LLC has borrowed $6,000 under the credit facility mentioned above. This loan matured on July 23, 2018.